Retirement Benefit Plans	12 Months Ended
Dec. 31, 2018
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Retirement Benefit Plans

31. RETIREMENT BENEFIT PLANS

The amounts recognised in the balance sheet were as follows:

	Group
	2018 £m	2017 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	842	449
Funded defined benefit pension scheme – deficit	(75)	(245)
Unfunded defined benefit pension scheme	(39)	(41)

Total net assets	728	163

Remeasurement (gains)/losses recognised in other comprehensive income during the year were as follows:

	Group
	2018 £m	2017 £m	2016 £m
Pension remeasurement	(470)	103	528

a) Defined contribution pension plans

The Santander UK group operates a number of defined contribution pension plans. The assets of the defined contribution pension plans are held and administered separately from those of the Santander UK group. In December 2017, the Santander UK group ceased to contribute to the Santander Retirement Plan, an occupational defined contribution plan, and future contributions are paid into a defined contribution Master Trust, LifeSight. This Master Trust is the plan into which eligible employees are enrolled automatically. During the year the Santander Retirement Plan was wound up and all assets were transferred to LifeSight. The assets of the LifeSight Master Trust are held in separate trustee-administered funds.

An expense of £67m (2017: £54m, 2016: £52m) was recognised for defined contribution plans in the year, and is included in staff costs classified within operating expenses (see Note 6). None of this amount was recognised in respect of key management personnel for the years ended 31 December 2018, 2017 and 2016.

b) Defined benefit pension schemes

The Santander UK group operates a number of defined benefit pension schemes. The main scheme is the Santander (UK) Group Pension Scheme (the Scheme). It comprises seven legally segregated sections under the terms of a merger of former schemes operated by Santander UK plc agreed in 2012. The Scheme covers 13% (2017: 17%) of the Santander UK group’s employees, and is a funded defined benefit scheme which is closed to new members.

The corporate trustee of the Scheme is Santander (UK) Group Pension Scheme Trustees Limited (the Trustee), a private limited company incorporated in 1996 and a wholly-owned subsidiary of Santander UK Group Holdings plc. During 2017, the Trustee was a wholly-owned subsidiary of Santander UK plc, but was transferred as part of the ring-fencing implementation. The principal duty of the Trustee is to act in the best interests of the members of the Scheme. The Trustee board comprises six Directors selected by Santander UK plc, plus six member-nominated Directors selected from eligible members who apply for the role.

The assets of the funded schemes including the Scheme are held independently of the Santander UK group’s assets in separate trustee administered funds. Investment strategy across the sections of the Scheme remains under regular review. Investment decisions are delegated by the Trustee to a common investment fund, managed by Santander (CF Trustee) Limited, a private limited company owned by five Trustee directors, three appointed by Santander UK plc and two by the Trustee. The Santander (CF Trustee) Limited directors’ principal duty, within the investment powers delegated to them, is to act in the best interest of the members of the Scheme. Ultimate responsibility for investment policy and strategy rests with the Trustee of the Scheme who is required under the Pensions Act 2004 to prepare a statement of investment principles. The defined benefit pension schemes expose the Santander UK group to risks such as investment risk, interest rate risk, longevity risk and inflation risk. The Santander UK group does not hold material insurance policies over the defined benefit pension schemes, and has not entered into any significant transactions with them.

Formal actuarial valuations of the assets and liabilities of the defined benefit schemes are carried out on at least a triennial basis by independent professionally-qualified actuaries and valued for accounting purposes at each balance sheet date. Each scheme’s trustee is responsible for the actuarial valuations and in doing so considers, or relies in part on, a report of a third-party expert. The latest formal actuarial valuation for the Scheme at 31 March 2016 was finalised in March 2017, with a deficit to be funded of £1,739m. The next triennial funding valuation will be at 31 March 2019. Any funding surpluses can be recovered by Santander UK plc from the Scheme through refunds as the Scheme is run off over time or could be used to pay for the cost of benefits which are accruing.

The total amount charged to the income statement was as follows:

	Group
	2018 £m	2017 £m	2016 £m
Net interest income	(7)	(5)	(18)
Current service cost	41	31	33
Past service and GMP costs	41	1	1
Administration costs	8	8	8

	83	35	24

On 26 October 2018, the High Court handed down a judgement concluding that defined benefit schemes should equalise pension benefits for men and women in relation to GMP, and concluded on the methods that were appropriate. The estimated increase in liabilities at the date of the judgement was £40m and is based on a number of assumptions and the actual impact may be different. This has been reflected in the income statement and in the closing net accounting surplus of the Scheme.

The amounts recognised in other comprehensive income were as follows:

	Group
	2018 £m	2017 £m	2016 £m
Return on plan assets (excluding amounts included in net interest expense)	246	(435)	(1,447)
Actuarial (gains)/losses arising from changes in demographic assumptions	(56)	(151)	30
Actuarial gains arising from experience adjustments	15	(11)	(80)
Actuarial (gains)/losses arising from changes in financial assumptions	(675)	700	2,025

Pension remeasurement	(470)	103	528

Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2018 £m	2017 £m
At 1 January	(11,583)	(11,082)
Current service cost paid by Santander UK plc	(27)	(30)
Current service cost paid by subsidiaries	(14)	(1)
Current service cost paid by fellow Banco Santander subsidiaries	—	(12)
Interest cost	(282)	(305)
Employer salary sacrifice contributions	(6)	(6)
Past service cost	(1)	(1)
GMP equalisation cost	(40)	—
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	56	151
– Experience adjustments	(15)	11
– Changes in financial assumptions	675	(700)
Benefits paid	433	392

At 31 December	(10,804)	(11,583)

Movements in the fair value of the schemes’ assets were as follows:

	Group
	2018 £m	2017 £m
At 1 January	11,746	11,218
Interest income	289	310
Contributions paid by employer and scheme members	184	171
Contributions paid by fellow Banco Santander subsidiaries	—	12
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	(246)	435
Benefits paid	(433)	(392)

At 31 December	11,532	11,746

The composition and fair value of the schemes’ assets by category was:

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total
2018	£m	%	£m	%	£m	%
UK equities	159	1	—	—	159	1
Overseas equities	1,854	16	878	8	2,732	24
Corporate bonds	1,536	13	311	3	1,847	16
Government fixed interest bonds	2,636	23	—	—	2,636	23
Government index-linked bonds	4,248	37	—	—	4,248	37
Property	—	—	1,143	10	1,143	10
Derivatives	—	—	65	—	65	—
Cash	—	—	662	6	662	6
Repurchase agreements	—	—	(2,981)	(26)	(2,981)	(26)
Other	—	—	1,021	9	1,021	9

	10,433	90	1,099	10	11,532	100

2017
UK equities	187	1	—	—	187	1
Overseas equities	2,204	19	706	6	2,910	25
Corporate bonds	1,665	14	209	2	1,874	16
Government fixed interest bonds	255	2	—	—	255	2
Government index-linked bonds	3,506	30	—	—	3,506	30
Property	—	—	1,547	13	1,547	13
Derivatives	—	—	512	4	512	4
Cash	—	—	206	2	206	2
Other	—	—	749	7	749	7

	7,817	66	3,929	34	11,746	100

Scheme assets are stated at fair value based upon quoted prices in active markets with the exception of property funds, derivatives and those classified under ‘Other’. The ‘Other’ category consists of asset-backed securities, annuities and funds (including private equity funds). The property funds were valued using market valuations prepared by an independent expert. Investments in absolute return funds that are included in the ‘Other’ category, and investments in foreign exchange, inflation, equity and interest rate derivatives that are included in the ‘Derivatives’ category, were valued by investment managers by reference to market observable data. Private equity funds were valued by reference to their latest published accounts whilst the insured annuities were valued by actuaries based on the liabilities insured.

A strategy is in place to manage interest rate and inflation risk relating to the liabilities. In addition, the Scheme entered into an equity collar in 2017 which was extended and resized in 2018. At 31 December 2018, the equity collar had a notional value of £1,795m (2017: £2,000m). In addition, the level of interest rate hedging in the Scheme was increased, and the Scheme moved from using LIBOR-based instruments to gilt-backed instruments, including through the use of total return swaps and repurchase agreements. At 31 December 2018, repurchase agreements were entered into by the Scheme over an equivalent value of Government fixed interest and index-linked bonds and have therefore been included in the table above. A strategy is also in place to manage currency risk.

The Santander UK group’s pension schemes did not directly hold any equity securities of the Company or any of its related parties at 31 December 2018 and 2017. The Santander UK group’s pension scheme assets do not include any property or other assets that are occupied or used by the Santander UK group.

Funding

In March 2017, in compliance with the Pensions Act 2004, the Trustee and the Santander UK group agreed to a new recovery plan in respect of the Scheme and schedule of contributions following the finalisation of the 31 March 2016 actuarial valuation. The funding target for this actuarial valuation is for the Scheme to have sufficient assets to make payments to members in respect of the accrued benefits as and when they fall due. In accordance with the terms of the Trustee agreement in place at the time, the Santander UK group contributed £176m in 2018 (2017: £163m) to the Scheme, of which £123m (2017: £123m) was in respect of agreed deficit repair contributions. The agreed schedule of the Santander UK group’s remaining contributions to the Scheme broadly comprises contributions of £119m each year from 1 April 2017 increasing by 5% to 31 March 2026 plus contributions of £28m per annum increasing at 5% from 1 April 2021 to 31 March 2023 followed by £66m per annum increasing at 5% per annum from 1 April 2023 to 31 March 2026. In addition, the Santander UK group has agreed to pay further contingent contributions should investment performance be worse than expected, or should the funding position have fallen behind plan at the next formal actuarial valuation.

Actuarial assumptions

The principal actuarial assumptions used for the defined benefit schemes were:

	Group
	2018%	2017%	2016%
To determine benefit obligations:
– Discount rate for scheme liabilities	2.9	2.5	2.8
– General price inflation	3.2	3.2	3.1
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	2.9	2.9	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.3	27.4	27.8
– Females	30.1	30.1	30.3
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.7	28.9	30.0
– Females	31.6	31.7	32.2

Discount rate for scheme liabilities

The rate used to discount the retirement benefit obligation is based on the annual yield at the balance sheet date of high quality corporate bonds on that date. There are only a limited number of higher quality Sterling-denominated corporate bonds, particularly those that are longer-dated. Therefore, in order to set a suitable discount rate, we need to construct a corporate bond yield curve. We consider a number of different data sources and methods of projecting forward the corporate bond curve. When considering an appropriate assumption, we project forward the expected cash flows of the Scheme and adopt a single equivalent cash flow weighted discount rate, subject to management judgement.

During 2018 we reduced the level of management adjustment to the discount rate, noting the expanded range of different models used by UK companies, and the relatively higher discount rates being adopted. At 31 December 2018 this increased the discount rate applied and had a positive impact of £104m on the accounting surplus.

General price inflation

Consistent with our discount rate methodology, we set the inflation assumption using the expected cash flows of the Scheme, fitting them to an inflation curve to give a weighted average inflation assumption. We then deduct an inflation risk premium to reflect the compensation holders of fixed rate instruments expect to receive for taking on the inflation risk. This premium is subject to a cap, to better reflect management’s view of inflation expectations.

During the year, the assumptions for setting the inflation risk premium were updated to reflect management’s current views of long term inflation. At 31 December 2018, this had a negative impact of £65m on the accounting surplus.

Expected rate of pension increase

During the year, the methodology for setting the expected rate of pension increases was changed to better represent the current expectations for inflation volatility and the impact of caps and collars on pension increases. The revised pension increase assumption methodology uses a stochastic model, which is calibrated to consider both the observed historical volatility term structure and derivative pricing. The model provides an improvement in estimate because it allows for the likelihood that high or low inflation in one year feeds into inflation remaining high or low in the next year. At 31 December 2018 this had a negative impact of £85m on the accounting surplus.

Mortality assumptions

The mortality assumptions are based on an independent analysis of the Santander (UK) Group Pension Scheme’s actual mortality experience, carried out as part of the triennial actuarial valuations, together with recent evidence from the Continuous Mortality Investigation Table ‘S2 Light’ mortality tables. An allowance is then made for expected future improvements to life expectancy based on the Continuous Mortality Investigation Tables.

During 2018 we adopted the CMI 2017 projection model for future improvements in life expectancy with a long-term rate of future improvements to life expectancy of 1.25% for male and female members. This model incorporates the latest available data on trends in life expectancy. At 31 December 2018, this had a positive impact of £57m on the accounting surplus.

Actuarial assumption sensitivities

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Increase/(decrease)
Assumption	Change in pension obligation at year-end from	2018 £m	2017 £m
Discount rate	25 bps increase	(483)	(550)
General price inflation	25 bps increase	350	365
General salary increase	25 bps increase	n/a	n/a
Mortality	Each additional year of longevity assumed	335	367

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the changes in assumptions would occur in isolation of one another as some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation recognised in the balance sheet. There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2019	266
2020	269
2021	287
2022	309
2023	325
Five years ending 2028	1,903

The average duration of the defined benefit obligation at 31 December 2018 was 19.1 years (2017: 20.1 years).